Document and Entity Information	Oct. 20, 2021
Details
Registrant CIK	0001373853
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity Registrant Name	NEW AMERICA ENERGY CORP.
Entity Incorporation, State or Country Code	FL
Entity File Number	024-11444
Entity Tax Identification Number	26-4144571
Entity Address, Address Line One	175 S. Main Street
Entity Address, Address Line Two	Suite 1410
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84111
City Area Code	770
Local Phone Number	235-6053
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false